DESCRIPTION OF BUSINESS AND GENERAL	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND GENERAL

NOTE 1:  DESCRIPTION OF BUSINESS AND GENERAL

The consolidated financial statements of Tower Semiconductor Ltd. (“Tower”) include the financial statements of Tower, and (i) its wholly-owned subsidiary Tower US Holdings Inc., the sole owner of: (1) Tower Semiconductor NPB Holdings, Inc. (formerly named “Jazz US Holdings, Inc.”) and its wholly-owned subsidiary, Tower Semiconductor Newport Beach, Inc. (formerly named “Jazz Semiconductor, Inc.”), an independent semiconductor foundry focused on specialty process technologies for the manufacture of analog intensive mixed-signal semiconductor devices (Tower Semiconductor NPB Holdings, Inc. and Tower Semiconductor Newport Beach, Inc. collectively referred to herein as “TSNB”); and (2) Tower Semiconductor San Antonio, Inc. (formerly named “TowerJazz Texas, Inc.”) (“TSSA”); (ii) its 51% owned subsidiary, Tower Partners Semiconductor Co., Ltd. (formerly named “TowerJazz Panasonic Semiconductor Co. Ltd.”) (“TPSCo”), an independent semiconductor foundry which includes three semiconductor manufacturing facilities located in Tonami, Uozu and Arai, in Hokuriku Japan. The other 49% of TPSCo’s shares are held by Nuvoton Technology Corporation Japan (“NTCJ”), formerly named “Panasonic Semiconductor Systems Co., Ltd.” (“PSCS”). PSCS’ name changed to NTCJ following the purchase of PSCS by Nuvoton Technology Corporation (“Nuvoton”) from Panasonic Corporation in September 2020; and (iii) its wholly-owned subsidiary Tower Semiconductor Italy S.r.l. (“TSIT”), incorporated during 2021 following the collaborative arrangement signed in June 2021 with ST Microelectronics S.r.l (“ST”) to share manufacturing capacity in a newly established 300 mm fabrication facility in Agrate, Italy (see Note 14F).

Tower and its subsidiaries are collectively referred to as the “Company”.

The Company is a global specialty foundry leader manufacturing integrated circuits, offering a broad range of customizable process technologies including: SiGe, BiCMOS, mixed signal/CMOS, RF CMOS, CMOS image sensor, integrated power management and MEMS. The Company also provides a world-class design enablement platform for a quick and accurate design cycle, as well as Transfer Optimization and development Process Services (“TOPS”) to integrated device manufacturers (“IDMs”) and fabless companies that require capacity. To provide multi-fab sourcing and expanded capacity for its customers, the Company operates two manufacturing facilities in Israel (150mm and 200mm), two in the U.S. (200mm) and three in Japan through TPSCo (two 200mm and one 300mm), which provide 45nm CMOS, 65nm RF CMOS and 65nm advanced image sensor technologies.

Tower’s ordinary shares are traded on the NASDAQ Global Select Market and on the Tel-Aviv Stock Exchange (“TASE”) under the symbol TSEM.

In March 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a global pandemic. Since then, the impact of the COVID-19 pandemic continues to evolve as well as the global responses to curb its spread and to treat its impact, which have caused disruption to certain business sectors globally, resulting in economic and other difficulties in many regions worldwide, including supply chain shortages, absence of workforce due to infected and/or quarantined employees and service providers, as well as extended lead times for ordered equipment and supplies. To date, the COVID-19 pandemic has not had a material adverse effect on the Company's financial position or its financial stability.